Fixed Assets - Schedule of Components of Fixed Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed Assets
Fixed Assets, gross		$ 899,387	$ 4,335
Less: Accumulated depreciation		(219,145)	(678)
Fixed assets, net	$ 418,860	680,242	3,657
Office equipment [Member]
Fixed Assets
Fixed Assets, gross		28,019	3,335
Medical equipment [Member
Fixed Assets
Fixed Assets, gross		123,094	1,000
Furniture [Member
Fixed Assets
Fixed Assets, gross		5,046	0
Leased equipment [Member
Fixed Assets
Fixed Assets, gross		736,624	0
Leasehold improvements [Member
Fixed Assets
Fixed Assets, gross		$ 6,604	$ 0